Subsequent Events Warrant Exercises - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) shares	Jan. 20, 2021 USD ($) Day $ / shares shares	Jan. 04, 2021 $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Jan. 19, 2021 $ / shares
Subsequent Event [Line Items]
Payments for repurchase of common stock						$ 100
Recapitalization Exchange Ratio		0.4530
Payment of closing costs		$ 11,500
Deferred transaction costs						3,929	$ 0
Proceeds from issuance of common stock, recapitalization		$ 197,700
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger one (in dollars per share) | $ / shares		$ 15.00
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger two (in dollars per share) | $ / shares		17.50
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger three (in dollars per share) | $ / shares		$ 20.00
Reverse recapitalization, contingent consideration, equity, earnout period, threshold trading days | Day		10
Reverse recapitalization, contingent consideration, equity, earnout period, threshold trading day period | Day		20
Reverse recapitalization, contingent consideration, equity, earnout period		5 years
Stock based compensation expense		$ 4,600				$ 5,831	8,028
Payment of transaction bonuses	$ 5,200
Share based compensation | shares						1,545
Line of Credit [Member] | Business Credit Card [Member]
Subsequent Event [Line Items]
Debt instrument, covenant, required collateral amount					$ 200
Debt instrument increased credit card limit amount					$ 5,000
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Recapitalization Exchange Ratio		0.4530
Private Placement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares				7,500,000
Sale of Stock, Price Per Share | $ / shares				$ 10.00
Sale of Stock, Consideration Received on Transaction				$ 75,000,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Recapitalization, contingent consideration, equity, exchange ratio		0.4530
Management and Employees [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation | shares	4.6
Parent Warrant Restricted Stock Units [Member] | Hims Option And R S U Holders [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding | shares		35,000
Common Class A [Member]
Subsequent Event [Line Items]
Stock repurchased and retired during period (in shares) | shares		2,207,580
Payments for repurchase of common stock		$ 22,000				$ 100	$ 100
Recapitalization Exchange Ratio		0.4530
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		0.0028
Reverse recapitalization, contingent consideration, equity (in shares) | shares		16,000,000
Common Class A [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from repayment of promissory notes associated with vested and unvested shares		$ 1,200
Common stock, forfeited (in shares) | shares		370,734
Common Class A [Member] | Hims Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.000001
Common Class A [Member] | Vendor Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares						$ 1.75
Class of Warrant or Right, Outstanding | shares						843,082
Common Class A [Member] | January 2021 Exercise Price 1 [Member] | Vendor Warrants [Member]
Subsequent Event [Line Items]
Conversion of convertible securities (in shares) | shares			380,746
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 1.75
Common Class V [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Common Class V [Member] | Hims Inc [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.000001